Share-Based Payments - Summary of Group Net Settled in Share-Based Payments (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		2,879,589	1,252,558
Withholding obligation | $	$ 133,878	$ 603,932	$ 296,432	$ 2,501,992
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Withholding obligation | $		$ 603,932
Performance Rights | Chris Burns
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		759,931
Net settled shares		349,568
Withholding obligation | $		$ 196,487
Performance Rights | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		295,479
Net settled shares		165,208
Withholding obligation | $		$ 63,723
Performance Rights | Nick Liveris
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		359,422
Net settled shares		192,002
Withholding obligation | $		$ 79,103
Performance Rights | Darcy MacDougald
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		169,114
Net settled shares		103,869
Withholding obligation | $		$ 29,466
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Performance rights vested & exercised		1,295,643
Net settled shares		818,740
Withholding obligation | $		$ 235,153